ASSETS HELD FOR SALE (Details) R$ in Thousands	Jul. 25, 2019 entity	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
ASSETS HELD FOR SALE
Number of SPE's on disposal | entity	39
Main assets and liabilities classified as held for sale
Cash and cash equivalents		R$ 286,607	R$ 335,307	R$ 583,352	R$ 792,252
INTANGIBLE ASSETS		650,950	655,041	649,650	749,762
TOTAL ASSETS		178,966,449	178,622,483	181,710,095
Loans and financing		10,924,899	14,276,816
Reimbursement rights		5,588,131	5,464,005
Financial assets		3,199,751	3,983,519
Fixed Assets		32,662,912	33,315,874	32,370,392	27,965,837
Loans and financing		47,002,033	47,899,641
Onerous contracts		40,196	3,913	9,436	12,048
Generation
Main assets and liabilities classified as held for sale
INTANGIBLE ASSETS		294,318	303,235	68,990	185,521
Transmission
Main assets and liabilities classified as held for sale
INTANGIBLE ASSETS		2,092	2,092	R$ 15,929	83,837
Distribution
Main assets and liabilities classified as held for sale
INTANGIBLE ASSETS					R$ 77,665
Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
TOTAL ASSETS		289,331	3,543,519
TOTAL LIABILITIES			1,692,708
Assets and liabilities classified as held for sale | Generation
Main assets and liabilities classified as held for sale
Cash and cash equivalents			116,873
Customers			22,377
Taxes and social contributions			12,466
Permanent assets			2,299,696
INTANGIBLE ASSETS			90,709
Investments		289,331	217,240
Other assets			384,990
TOTAL ASSETS		289,331	3,144,351
Suppliers			10,720
Loans and financing			1,277,642
Taxes and social contributions			4,310
Provisions for contingencies			439
AFAC			173,749
Other liabilities			225,848
TOTAL LIABILITIES			1,692,708
Assets and liabilities classified as held for sale | Generation | Chapada do Piaui I Holding S.A. and Chapada do Piaui II Holding S.A.
Main assets and liabilities classified as held for sale
TOTAL ASSETS		289,331
Assets and liabilities classified as held for sale | Generation | Chapada do Piaui I Holding S.A.
Main assets and liabilities classified as held for sale
TOTAL ASSETS		124,484
Assets and liabilities classified as held for sale | Generation | Chapada do Piaui II Holding S.A.
Main assets and liabilities classified as held for sale
TOTAL ASSETS		164,847
Assets and liabilities classified as held for sale | Transmission
Main assets and liabilities classified as held for sale
TOTAL ASSETS		399,168	R$ 399,168
Assets and liabilities classified as held for sale | Transmission | Companhia de Transmissao Centroeste de Minas S.A.
Main assets and liabilities classified as held for sale
TOTAL ASSETS		18,737
Assets and liabilities classified as held for sale | Transmission | Luziania-Niquelandia Transmissora S.A.
Main assets and liabilities classified as held for sale
TOTAL ASSETS		31,182
Assets and liabilities classified as held for sale | Transmission | Manaus Transmissora
Main assets and liabilities classified as held for sale
TOTAL ASSETS		R$ 349,249